Intangible assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible assets
17.	Intangible assets

	Goodwill	Mineral licenses	Other intangible assets
Cost
At December 31, 2014	32,958	55,712	—

Additions	—	71	—
Disposal	(88)	—	—
Exchange differences	125	—	—

At December 31, 2015	32,995	55,783	—

Additions	—	—	—
Disposal	—	—	—
Exchange differences	(93)	—	—

At December 31, 2016	32,902	55,783	—

Additions	0	0	880
Disposal	0	(165)	0
Exchange differences	(24)	0	0

At December 31, 2017	32,878	55,618	880

Depletion, amortisation and impairment
At December 31, 2014	(10,261)	(15,590)	—

Impairment	(1,444)	—	—
Depletion and amortisation	—	(1,676)	—
Disposal	88	—	—
Exchange differences	—	—	—

At December 31, 2015	(11,617)	(17,266)	—

Impairment	(2,930)	(572)	—
Depletion and amortisation	—	(1,846)	—
Disposal	—	—	—
Exchange differences		—	—

At December 31, 2016	(14,547)	(19,684)	—

Impairment	0	(1,190)	0
Depletion and amortisation	0	(1,504)	0
Disposal	0	0	0
Exchange differences	0	0	0

At December 31, 2017	(14,547)	(22,378)	0

Net book value
At December 31, 2014	22,697	40,122	—

At December 31, 2015	21,378	38,517	—

At December 31, 2016	18,355	36,099	—

At December 31, 2017	18,331	33,240	880

Mineral licenses relate to coal mines and were recorded upon acquisition of mining subsidiaries. The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement and purchase accounting effects. Reduction in carrying values of the mineral licenses is included in the depletion charge for the period within the Cost of sales in the consolidated statement of profit (loss) and other comprehensive income (loss). No residual value is assumed in the mineral license valuation.

To determine the value of the mineral licenses as of December 31, 2017, the Group used quantities of underlying mineral assets, production data and other factors, including economic viability and any new exploration data.

The Group’s mining segment production activities are located within Russia. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. Mining minerals require a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2037, with the most significant licenses expiring between 2020 and 2025, and management believes that they may be extended at the initiative of the Group without substantial cost. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates.

In December 2017, the Group acquired the rights to connect to the power grid for providing the SKCC’s power receiving equipment with an additional power capacity. These rights are recorded as other intangible assets of mining segment with a useful life of 25 years.

As of December 31, 2017 and 2016, the Group performed an impairment analysis of goodwill (Note 18).